Organization and Principal Activities - Schedule of Consolidated Statements of Operations and Comprehensive loss (Details) - Variable Interest Entities [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Operations and Comprehensive loss [Line Items]
Net revenue	$ 71,030,671	$ 59,165,258	$ 48,184,958
Net loss	$ (4,260,015)	$ (24,030,102)	$ (5,969,762)